Share-based compensation - Accelerate! options (Detail)	12 Months Ended
	Dec. 31, 2022 € / shares	Dec. 31, 2022 € / shares $ / shares	Dec. 31, 2021 € / shares	Dec. 31, 2021 $ / shares
Euro [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	750	750
Euro [Member] | Accelerate options [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	55,000	55,000	136,975	136,975
Weighted average exercise price of share options outstanding in share-based payment arrangement	€ 22.43	€ 22.43	€ 18.13
Number of share options exercised in share-based payment arrangement	(81,975)	(81,975)
Weighted average exercise price of share options exercised in share-based payment arrangement	€ 15.24
Number of share options exercisable in share-based payment arrangement	55,000	55,000
Weighted average exercise price of share options exercisable in share-based payment arrangement	€ 22.43	€ 22.43
US Dollar [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement	1,950	1,950
US Dollar [Member] | Accelerate options [Member]
Share-based compensation [Line Items]
Number of share options outstanding in share-based payment arrangement			17,500	17,500
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares				$ 20.02
Number of share options exercised in share-based payment arrangement	(17,500)	(17,500)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		€ 20.02